16. Provision for decommissioning costs	6 Months Ended
Jun. 30, 2020
Provision For Decommissioning Costs
Provision for decommissioning costs
16.	Provision for decommissioning costs
Non-current liabilities	Jan-Jun/2020	Jan-Dec/2019
Opening balance	17,460	15,133
Adjustment to provision	12	5,642
Transfers related to liabilities held for sale (*)	(3)	(3,071)
Payments made	(165)	(502)
Interest accrued	299	699
Others	20	3
Cumulative translation adjustment	(4,620)	(444)
Closing balance	13,003	17,460
(*) In 2019, it includes transfers to held for sale related to the Campos basin; concessions in Rio Grande do Norte and Bahia states; Frade and Baúna fields, as set out in note 24.

The revision of the key assumptions of the Company's Strategic Plan, at March 31, 2020, according to note 3.3, did not result in material changes in the provision for the decommissioning costs, given the composition of its cost structure, basically in dollars.